Income Taxes (Tables)	11 Months Ended
Feb. 02, 2013
Income Tax Disclosure [Abstract]
Reconciliation of the federal statutory income tax rate to income tax expense
The following is a reconciliation of the federal statutory income tax rate to income tax expense in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Federal income tax at the statutory rate	$(69)	$758	$787
State income taxes, net of federal benefit	(2)	47	49
(Benefit) expense from foreign operations	49	(63)	(55)
Other	5	—	3
Goodwill impairment (non-deductible)	287	—	—
Income tax expense	$270	$742	$784
Effective income tax rate	(138.3)%	34.3%	34.9%

Earning before income tax expense and equity in income (loss) of affiliates
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates by jurisdiction was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
United States	$281	$1,644	$1,893
Outside the United States	(477)	522	354
Earnings (loss) from continuing operations before income tax expense and equity in income of affiliates	$(196)	$2,166	$2,247

Components of income tax expense
Income tax expense was comprised of the following in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Current:
Federal	$204	$515	$775
State	(2)	61	77
Foreign	66	72	50
	268	648	902
Deferred:
Federal	27	91	(113)
State	(2)	11	(2)
Foreign	(23)	(8)	(3)
	2	94	(118)
Income tax expense	$270	$742	$784

Deferred income tax assets and liabilities
Deferred taxes are the result of differences between the bases of assets and liabilities for financial reporting and income tax purposes. Deferred tax assets and liabilities were comprised of the following ($ in millions):

	February 2, 2013	March 3, 2012
Accrued property expenses	$194	$146
Other accrued expenses	119	108
Deferred revenue	153	128
Compensation and benefits	95	103
Stock-based compensation	137	157
Loss and credit carryforwards	266	310
Other	125	121
Total deferred tax assets	1,089	1,073
Valuation allowance	(228)	(204)
Total deferred tax assets after valuation allowance	861	869
Property and equipment	(343)	(376)
Goodwill and intangibles	(127)	(118)
Inventory	(90)	(85)
Other	(22)	(27)
Total deferred tax liabilities	(582)	(606)
Net deferred tax assets	$279	$263

Schedule of deferred tax assets and liabilities included in consolidated balance sheets
Deferred tax assets and liabilities included in our Consolidated Balance Sheets were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Other current assets	$228	$226
Other assets	66	53
Other current liabilities	(5)	—
Other long-term liabilities	(10)	(16)
Net deferred tax assets	$279	$263

Reconciliation of changes in unrecognized tax benefits
The following table provides a reconciliation of changes in unrecognized tax benefits for fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Balance at beginning of period	$387	$359	$393
Gross increases related to prior period tax positions	10	69	36
Gross decreases related to prior period tax positions	(22)	(35)	(90)
Gross increases related to current period tax positions	37	43	40
Settlements with taxing authorities	(10)	(20)	—
Lapse of statute of limitations	(19)	(29)	(20)
Balance at end of period	$383	$387	$359